Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2015	2014
	(Millions of yen)
Land	¥282,786	¥286,336
Buildings	1,632,604	1,609,667
Machinery and equipment	1,813,116	1,822,026
Construction in progress	61,952	70,759

	3,790,458	3,788,788
Less accumulated depreciation	(2,570,806)	(2,519,259)

	¥1,219,652	¥1,269,529

Depreciation expenses for the years ended December 31, 2015, 2014 and 2013 were ¥223,759 million, ¥213,739 million and ¥223,158 million, respectively.

Amounts due for purchases of property, plant and equipment were ¥30,789 million and ¥40,483 million at December 31, 2015 and 2014, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.